Right-of-Use Assets and Lease Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of quantitative information about leases for lessee [abstract]
Lease agreement, description	The Company rents vehicles under an operating lease agreement, for a fixed monthly fee of $23. The leases are under non-cancellable terms and mature over one to three years.
Total lease expense	$ 33